Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value		$ 18,915
Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	$ 160,154	33,819
Fair Value, Inputs, Level 1 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	158,706	14,904
Fair Value, Inputs, Level 2 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0	18,915
Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	1,448	0
Money Market Funds [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	158,706	14,904
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	158,706	14,904
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0	0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0	0
MS APA Asset [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	1,448
MS APA Asset [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0
MS APA Asset [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0
MS APA Asset [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	$ 1,448
Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value		14,935
Commercial Paper [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value		14,935
Commercial Paper [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value		0
Commercial Paper [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value		14,935
Commercial Paper [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value		0
Government Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value		3,980
Government Securities [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value		3,980
Government Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value		0
Government Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value		3,980
Government Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value		$ 0